September 20, 2006

United States Securities and

Exchange Commission

Division of Corporate Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn: David Burton

Re:	Veri-Tek International, Corp.
Item 4.01 Form 8-K
Filed August 28, 2006
File No. 1-32401

Dear Sirs/Madam:

In connection with the Commission’s comment letter provided to the Company on September 1, 2006, regarding the above matter, we have made the appropriate corrections as requested in your correspondence. Those corrections are set forth in our 8-K/A filed concurrently with this correspondence.

Furthermore, pursuant to your comment letter we acknowledge that 1) the Company is responsible for the adequacy of the information in the disclosure filing; 2) that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and 3) the Company may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please contact the undersigned.

Very truly yours,

/s/ Michael C. Azar

Vice President and General Counsel